ACQUISITION OF BUSINESSES - Everise Holdings Pte Ltd. (“Everise”) (Details) - Everise Holdings Pte Ltd. - Business services - USD ($) $ in Millions		12 Months Ended
	Jan. 08, 2021	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	36.00%
Cash	$ 80
Voting interest	100.00%
Intangible assets	$ 84
Net other assets	11
Non-recourse borrowings	(103)
Goodwill	290
Goodwill expected to be deductible for tax purposes	0
Acquisition-related costs	$ 7
Revenue of acquiree since acquisition date		$ 338
Revenue of combined entity as if combination occurred at beginning of period		$ 345
Brookfield Business Partners L.P. and Institutional Investors
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 282
Equity from the partnership	219
Contingent consideration	63
Non-controlling interest in acquiree recognised at acquisition date	$ 139